ASCENTIA LONG/SHORT FUND

A series of Trust for Professional Managers

Supplement to
Prospectus dated October 14, 2005
Effective October 14, 2005 to October 25, 2005

Please note that during the period from October 14, 2005 to October 25, 2005, the Ascentia Long/Short Fund (the “Fund”) will not be accepting purchase orders from prospective investors. Shares of the Fund will be first offered and sold to investors when the Fund commences operations on October 26, 2005.

The Fund’s Prospectus is available by calling 1-866-506-7390.

Please retain this Supplement with your Prospectus for reference.

The date of this Prospectus Supplement is October 14, 2005.